U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                              FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                        PURSUANT TO RULE 24f-2

        READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
                           PLEASE PRINT OR TYPE.

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 1.   Name and address of issuer:               1838 Investment Advisors Funds
                                                Five Radnor Corp. Center
                                                100 Matsonford Road, Suite 320
                                                Radnor, PA 19087
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 2.   Name of each series or class of           1838 International Equity Fund
      funds for which this notice is            1838 Small Cap Equity Fund
      filed:
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 3.   Investment Company Act File Number:            811-8902

      Securities Act File Number:                    33-87298
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 4.   Last day of fiscal year for which
      this notice is filed:                          October 31, 1996
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 5.   Check box if this notice is being
      filed more than 180 days after the
      close of the issuer's fiscal year
      for purposes of reporting
      securities sold after the close of
      the fiscal year but before
      termination of the issuer's 24f-2                  [---]
      declaration:                                       [   ]
                                                         [---]
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 6.   Date of termination of issuer's
      declaration under rule 24f-2(a)(1),
      if applicable (see Instruction
      A.6):                                               N/A
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 7.   Number and amount of securities of
      the same class or series which had
      been registered under the
      Securities Act of 1933 other than
      pursuant to rule 24f-2 in a prior
      fiscal year, but which remained
      unsold at the beginning of the
      fiscal year:                                                 0
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 8.   Number and amount of securities
      registered during the fiscal year                            0 shares
      other than pursuant to rule 24f-2:                          $0
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 9.   Number and aggregate sale price of
      securities sold during the fiscal                    3,250,175 shares
      year:                                              $32,845,119
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10.   Number and aggregate sale price of
      securities sold during the fiscal
      year in reliance upon registration                   3,250,175 shares
      pursuant to rule 24f-2:                            $32,845,119
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11.   Number and aggregate sale price of
      securities issued during the fiscal
      year in connection with dividend
      reinvestment plans, if applicable                        7,882 shares
      (see Instruction B.7):                                 $78,427
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12.   Calculation of registration fee:

     (i) Aggregate sale price of
         securities sold during the
         fiscal year in reliance on
         rule 24f-2 (from Item 10):                   $32,845,119
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     (ii) Aggregate price of shares
         issued in connection with
         dividend reinvestment plans
         (from Item 11, if
         applicable):                          +           78,427
                                                   --------------
     (iii) Aggregate price of shares
         redeemed or repurchased
         during the fiscal year (if
         applicable):                          -        4,973,300
                                                   --------------
      (iv) Aggregate price of shares
         redeemed or repurchased and
         previously applied as a
         reduction to filing fees
         pursuant to rule 24e-2 (if
         applicable):                          +                0
                                                   --------------
     (v) Net aggregate price of
         securities sold and issued
         during the fiscal year in
         reliance on rule 24f-2 [line
         (i), plus line (ii), less
         line (iii), plus line (iv)]
         (if applicable):                             $27,950,246
                                                   --------------
       (vi) Multiplier prescribed by
         Section 6(b) of the
         Securities Act of 1933 or
         other applicable law or
         regulation (see Instruction
         C.6):                                 X             1/33
                                                   --------------
      (vii) Fee due [line (i) or line (v)
         multiplied by line (vi)]:                      $8,469.77
                                                  ===============

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.
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13.   Check box if fees are being
      remitted to the Commission's
      lockbox depository as described in
      section 3a of the Commission's
      Rules of Informal and Other                        [---]
      Procedures (17 CFR 202.3a).                        [ X ]
                                                         [---]
      Date of mailing or wire transfer
      of filing fees to Commission's
      lockbox depository:                               12/16/96

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                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Anna M. Bencrowsky
                                    -----------------------------
                                    Anna M. Bencrowsky, Secretary

Date:  December 12, 1996
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* Please print the name and title of the signing officer below the signature.